FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by class, are as follows at March 31, 2019 and 2018:

			2019		2018
	Level	Carrying Value	Fair value	Carrying Value	Fair value
		Total	Total	Total	Total
				Restated	Restated
Financial assets (liabilities) carried at FVTPL(1)
Cash and cash equivalents	Level 1	$446.1	$446.1	$611.5	$611.5
Restricted cash	Level 1	27.3	27.3	31.8	31.8
Embedded foreign currency derivatives	Level 2	0.1	0.1	0.9	0.9
Equity swap agreements	Level 2	10.4	10.4	1.5	1.5
Forward foreign currency contracts	Level 2	(2.5)	(2.5)	(2.1)	(2.1)
Contingent consideration arising on business combinations	Level 3	(11.9)	(11.9)	(11.0)	(11.0)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency swap agreements	Level 2	11.1	11.1	10.6	10.6
Forward foreign currency contracts	Level 2	(6.5)	(6.5)	(8.7)	(8.7)
Interest rate swap Agreements	Level 2	—	—	0.1	0.1
Financial assets (liabilities) classified as amortized cost
Accounts receivable(2)	Level 2	451.7	451.7	416.0	416.0
Investment in finance leases	Level 2	91.5	103.1	93.8	101.4
Advances to a portfolio investment	Level 2	29.5	29.5	38.1	38.4
Other assets(3)	Level 2	25.7	25.7	30.8	30.8
Accounts payable and accrued liabilities(4)	Level 2	(770.8)	(770.8)	(588.2)	(588.2)
Total long-term debt(5)	Level 2	(2,335.4)	(2,470.7)	(1,262.9)	(1,322.8)
Other non-current liabilities(6)	Level 2	(164.0)	(184.6)	(156.5)	(177.4)
Financial assets carried at FVOCI(7)
Equity investments	Level 3	3.3	3.3	1.5	1.5
		$(2,194.4)	$(2,338.7)	$(792.8)	$(865.7)
(1) FVTPL: Fair value through profit and loss.
(2) Includes trade receivables, accrued receivables and certain other receivables.
(3) Includes non-current receivables and certain other non-current assets.
(4) Includes trade accounts payable, accrued liabilities, interest payable, certain payroll-related liabilities and current royalty obligations.
(5) The carrying value excludes transaction costs.
(6) Includes non-current royalty obligations and other non-current liabilities.
(7) FVOCI: Fair value through other comprehensive income.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by class, are as follows at March 31, 2019 and 2018:

			2019		2018
	Level	Carrying Value	Fair value	Carrying Value	Fair value
		Total	Total	Total	Total
				Restated	Restated
Financial assets (liabilities) carried at FVTPL(1)
Cash and cash equivalents	Level 1	$446.1	$446.1	$611.5	$611.5
Restricted cash	Level 1	27.3	27.3	31.8	31.8
Embedded foreign currency derivatives	Level 2	0.1	0.1	0.9	0.9
Equity swap agreements	Level 2	10.4	10.4	1.5	1.5
Forward foreign currency contracts	Level 2	(2.5)	(2.5)	(2.1)	(2.1)
Contingent consideration arising on business combinations	Level 3	(11.9)	(11.9)	(11.0)	(11.0)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency swap agreements	Level 2	11.1	11.1	10.6	10.6
Forward foreign currency contracts	Level 2	(6.5)	(6.5)	(8.7)	(8.7)
Interest rate swap Agreements	Level 2	—	—	0.1	0.1
Financial assets (liabilities) classified as amortized cost
Accounts receivable(2)	Level 2	451.7	451.7	416.0	416.0
Investment in finance leases	Level 2	91.5	103.1	93.8	101.4
Advances to a portfolio investment	Level 2	29.5	29.5	38.1	38.4
Other assets(3)	Level 2	25.7	25.7	30.8	30.8
Accounts payable and accrued liabilities(4)	Level 2	(770.8)	(770.8)	(588.2)	(588.2)
Total long-term debt(5)	Level 2	(2,335.4)	(2,470.7)	(1,262.9)	(1,322.8)
Other non-current liabilities(6)	Level 2	(164.0)	(184.6)	(156.5)	(177.4)
Financial assets carried at FVOCI(7)
Equity investments	Level 3	3.3	3.3	1.5	1.5
		$(2,194.4)	$(2,338.7)	$(792.8)	$(865.7)
(1) FVTPL: Fair value through profit and loss.
(2) Includes trade receivables, accrued receivables and certain other receivables.
(3) Includes non-current receivables and certain other non-current assets.
(4) Includes trade accounts payable, accrued liabilities, interest payable, certain payroll-related liabilities and current royalty obligations.
(5) The carrying value excludes transaction costs.
(6) Includes non-current royalty obligations and other non-current liabilities.
(7) FVOCI: Fair value through other comprehensive income.

Disclosure of changes in level 3 financial instruments
Change in level 3 financial instruments are as follows:

2019
Balance, beginning of year	$(9.5)
Total realized and unrealized losses:
Included in income	(0.9)
Issued and settled	1.8
Balance, end of year	$(8.6)